Basis of Presentation and Significant Accounting Policies (Details 4) - 12 months ended Dec. 31, 2014 - Predecessor	Total
Full Cost
Discount rate for estimated present value of future net revenues from proved reserves less estimated future capital expenditures (as a percent)	10.00%
Period for calculation of unweighted arithmetic average of the price	12 months